Debt - Additional Information (Details)					1 Months Ended					3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		12 Months Ended
	Apr. 16, 2024 USD ($)	Apr. 14, 2024 USD ($) $ / shares	Aug. 01, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($)	Aug. 31, 2023	Sep. 30, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 29, 2023 USD ($)
Debt Instrument [Line Items]
Principal balance										$ 48,000,000			$ 43,100,000	$ 48,000,000			$ 58,103,000	$ 43,100,000	$ 58,103,000
Loss on extinguishment of debt										8,713,000	$ 0			8,713,000	$ 0			3,929,000
Proceeds from issuance of convertible notes														48,000,000	19,550,000			28,700,000	1,103,000
Repayment of convertible debt														0	500,000			10,750,000
Gain in fair value of revenue interest financing										2,100,000				1,300,000
Other income (expense), net										999,000	(91,000)			$ 1,171,000	(255,000)			$ (643,000)	(344,000)
Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 2,000,000
Shares issued upon conversion of outstanding notes | shares			700,000
Fortress Credit Agreement
Debt Instrument [Line Items]
Interest, frequency of payment														The Fortress Term Loan had a maturity date of June 30, 2027 and accrued interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest was payable in arrears on a monthly basis. The Fortress Term Loan provided for an exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.				The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.
2021 Convertible Notes
Debt Instrument [Line Items]
Interest expense											100,000				100,000			$ 100,000	100,000
Proceeds from issuance of convertible notes								$ 2,000,000
Interest rate								5.00%
Debt instrument, term								36 months
Unamortized debt issuance costs								$ 0
Conversion divided by capped conversion price								$ 600,000,000
2021 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			133,617
Aggregate recognition APIC amount			$ 2,200,000
2022 Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes							$ 1,100,000
Interest rate							5.00%
Debt instrument, term							36 months	36 months
2022 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			83,216
Aggregate recognition APIC amount			$ 1,200,000
2022 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense															100,000			100,000	200,000
2023 Convertible Notes
Debt Instrument [Line Items]
Interest expense											300,000				400,000			500,000
Proceeds from issuance of convertible notes																$ 28,700,000
Repayment of principal			500,000
Interest rate					7.00%											7.00%
Debt instrument maturity date																Dec. 31, 2026
Conversion divided by discounted capped conversion price																$ 217,300,000
Capped price																$ 260,000,000
Percentage of conversion discounted price is calculated of cash price																85.00%
Repayment of convertible debt			2,000,000
Debt prepayment penalty			$ 1,500,000
Estimated share price at conversion | $ / shares			$ 7.04
2023 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			3,084,389
Aggregate recognition APIC amount			$ 22,200,000
Side Letter Holder Bridge Note
Debt Instrument [Line Items]
Principal balance			6,300,000
Proceeds from issuance of convertible notes			$ 2,700,000
Shares issued upon conversion of outstanding notes | shares			387,696
Aggregate recognition APIC amount			$ 2,700,000
Repayment of convertible debt			6,300,000
Debt instrument, convertible price for calculating equity securities			$ 5
Deferred liability for issuance of additional shares				$ 3,400,000
Side Letter Holder Bridge Note | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			300,000
Side Letter Holder Bridge Note | Minimum
Debt Instrument [Line Items]
Repayment of convertible debt			$ 6,000,000
Side Letter Holder Bridge Note | Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			2,000,000
Deferred liability for issuance of additional shares				3,300,000
Side Letter Holder Bridge Note | Backstop Agreement | Maximum
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes				$ 2,000,000
Note Purchase Agreement [Member] | Maximum
Debt Instrument [Line Items]
Unrestricted Cash		$ 12,500,000
2021 Term Loan
Debt Instrument [Line Items]
Interest expense											2,200,000				4,300,000			5,000,000	4,300,000
Contractual interest											2,000,000				4,000,000			4,700,000	3,800,000
Amortization of the debt discount											100,000				100,000			100,000	200,000
Accretion															100,000			100,000	200,000
Principal balance																	55,000,000		55,000,000
Amortization of the warrant											$ 100,000				$ 100,000			100,000	100,000
2021 Term Loan | 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Initial cash proceeds									$ 15,000,000
Available capacity based upon the achievement of certain revenue thresholds									5,000,000
Loss on extinguishment of debt			3,900,000
Total payoff amount			58,000,000
Repayment of principal			55,000,000
Prepayment fee			1,100,000
Final payment fee			$ 1,600,000
Prepayment fee percentage			2.00%
Original final payment			$ 100,000
Final payment fee percentage			3.00%
Term loan borrowed									25,000,000
2021 Term Loan | 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings									$ 10,000,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings						$ 15,000,000		$ 20,000,000				$ 15,000,000					30,000,000		30,000,000
Available capacity based upon the achievement of certain revenue thresholds								$ 15,000,000
Maturity Date								Dec. 30, 2025
Equal monthly principal payments commencing date								Dec. 30, 2024
Revenue thresholds achieved date								Jun. 30, 2022
Issuance costs						$ 300,000		$ 700,000				$ 300,000
Fair value of the warrants										300,000			300,000	$ 300,000			300,000	$ 300,000	300,000
Warrant liability																	400,000		400,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Legacy Allurion Series C Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares								132,979
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable | shares			130,053
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares												44,220
Term D Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings																	15,000,000		15,000,000
Maturity Date						Dec. 30, 2026
Interest rate						3.25%
Basis spread on variable rate						6.44186%
Fair value of the warrants										800,000				800,000			$ 400,000		$ 400,000
Description of interest rate variable																		change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable | shares			90,476
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable | shares						44,220											88,440
Warrants converted into warrants exercisable | shares			88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Maximum
Debt Instrument [Line Items]
Additional borrowings						$ 15,000,000						$ 15,000,000
Fortress Term Loan
Debt Instrument [Line Items]
Principal balance										0			43,100,000	0				$ 43,100,000
Loss on extinguishment of debt	$ 8,700,000
Issuance costs			$ 2,500,000
Fortress Term Loan | Fortress Credit Agreement
Debt Instrument [Line Items]
Initial cash proceeds			$ 60,000,000
Interest expense										300,000			4,100,000	2,300,000
Contractual interest										300,000			3,800,000	1,900,000
Amortization of the debt discount										100,000			200,000	300,000
Accretion													$ 100,000	$ 100,000
Interest rate					6.44%								14.94%	14.94%
Basis spread on variable rate			3.00%
Debt instrument exit payment percentage			3.00%
Issuance costs			$ 2,500,000
Debt instrument maturity date														Jun. 30, 2027				Jun. 30, 2027
Minimum Liquidity Amount																				$ 12,500,000
Increase in interest rate			3.00%
Default interest rate			3.00%
Fair value of term loan derivative liability			$ 1,900,000							0				$ 0
Indicates line item in statement of income or comprehensive income that includes gain (loss) from derivative.														Nonoperating Income (Expense)
Gain recorded on derivative														$ 2,000,000
Fortress Term Loan | Fortress Amendment
Debt Instrument [Line Items]
Unamortized debt issuance costs																				800,000
Principal amount																				20,000,000
Debt fee amount incurred																				3,100,000
Fortress Term Loan | Fortress Amendment | Until March 31, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																				33,500,000
Fortress Term Loan | Fortress Amendment | From April 1, 2024 to June 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																				23,500,000
Fortress Term Loan | Fortress Amendment | From July 1, 2024 to September 30, 2024
Debt Instrument [Line Items]
Minimum Liquidity Amount																				16,900,000
Fortress Term Loan | Fortress Amendment | On October 1, 2024 and thereafter
Debt Instrument [Line Items]
Minimum Liquidity Amount																				12,500,000
Fortress Term Loan | Fortress Amendment | Maximum | Common Stock
Debt Instrument [Line Items]
Principal balance																				$ 20,000,000
Fortress Term Loan | Side Letter Holder Bridge Note | Common Stock
Debt Instrument [Line Items]
Aggregate recognition APIC amount			$ 13,400,000
Fortress Term Loan | Side Letter Holder Bridge Note | Backstop Agreement | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes | shares			950,000
Aggregate recognition APIC amount			$ 13,400,000
Fortress Term Loan | Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Total payoff amount	48,000,000
Repayment of principal	43,100,000
Prepayment fee	2,700,000
Debt instrument exit fee	1,300,000
Interest receivable	300,000
Other fees paid	$ 600,000
Rtw Convertible Notes [Member]
Debt Instrument [Line Items]
Principal balance										48,000,000				48,000,000
Issuance costs										1,400,000				1,400,000
Proceeds from issuance of convertible notes														49,100,000
Gain in fair value of revenue interest financing										$ 8,200,000				100,000
Other income (expense), net														$ 1,100,000
Rtw Convertible Notes [Member] | Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Interest rate		6.00%
Debt instrument maturity date		Apr. 16, 2031
Principal amount		$ 48,000,000
Rtw Convertible Notes [Member] | Note Purchase Agreement [Member] | Legacy Allurion Series C Preferred Stock
Debt Instrument [Line Items]
Estimated share price at conversion | $ / shares		$ 1.62
Rtw Convertible Notes [Member] | Note Purchase Agreement [Member] | Common Stock
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 15,000,000
Initial conversion rate		617.284
Debt instrument, principal amount for conversion into common stock		$ 1,000
Premium percentage of stock price trigger		35.00%
Maximum percentage of number of shares of common stock outstanding		1.00%